Sales - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	10.00%	10.00%
Revenue from sale of goods, related party transactions	$ 4,000,000	$ 2,400,000	$ 2,700,000
Increase decrease in revenue from sale of copper through adjustments arising from change in provisional price	$ 88,600	$ 64,700	$ 56,800
Percentage of sales to related party	95.00%	94.00%	92.00%
Customer1 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	37.00%	26.00%	25.00%
Customer2 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	19.00%	23.00%	16.00%
Customer3 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	17.00%	16.00%	11.00%
Customer4 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	15.00%	15.00%
Trade receivables [member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	68.00%	65.00%
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Net Sales [Line Items]
Adjustments for decrease (increase) in trade and other receivables	$ (34,866)	$ (7,110)	$ 13,290
Minera Yanacocha SRL and subsidiary [Member] | Copper concentrate [Member]
Disclosure Of Net Sales [Line Items]
Adjustments for decrease (increase) in trade and other receivables	$ 71	$ 583	$ 176
Minera Yanacocha SRL and subsidiary [Member] | Ocean Partners | Copper concentrate [Member]
Disclosure Of Net Sales [Line Items]
Percentage of copper sales	100.00%
Minera Yanacocha SRL and subsidiary [Member] | Switzerland
Disclosure Of Net Sales [Line Items]
Percentage of copper sales	100.00%
Minera Yanacocha SRL and subsidiary [Member] | Switzerland | Copper concentrate [Member]
Disclosure Of Net Sales [Line Items]
Percentage of copper sales			100.00%
Minera Yanacocha SRL and subsidiary [Member] | Switzerland | Ocean Partners
Disclosure Of Net Sales [Line Items]
Percentage of copper sales		100.00%
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Net Sales [Line Items]
Percentage Of Sale Expenses On Operating Income	1.00%